Randy Legg
Vice President &
   Assistant Counsel

May 5, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

        Re: Limited Term New York Municipal Fund, a Series of
            Rochester Portfolio Series (the "Registrant")
            Reg. No. 33-41511; File No. 811-6332
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent that, with respect to the Prospectus dated April 28, 2006 of
Oppenheimer  Limited Term New York Municipal Fund, no changes were made to the
Prospectus  contained in  Post-Effective  Amendment No. 21 to the Registrant's
Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on April 28, 2006.

                                    Sincerely,

                                    /s/ Randy Legg
                                    ---------------------------------------
                                    Randy Legg
                                    303.768.1026
                                    rlegg@oppenheimerfunds.com

cc:  Douglas E. McCormack, Mayer, Brown, Rowe & Maw LLP
     Gloria LaFond
     Nancy S. Vann